UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2023

Item 1.

Reports to Stockholders

Fidelity® U.S. Equity Central Fund

Semi-Annual Report
December 31, 2023

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Consolidated Investment Summary December 31, 2023 (Unaudited)

Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.1
Apple, Inc.	5.2
Amazon.com, Inc.	3.4
Alphabet, Inc. Class A	3.3
Meta Platforms, Inc. Class A	1.9
NVIDIA Corp.	1.9
JPMorgan Chase & Co.	1.7
Exxon Mobil Corp.	1.5
Adobe, Inc.	1.4
Visa, Inc. Class A	1.4
28.8

Market Sectors (% of Fund's net assets)

Information Technology	25.8
Financials	13.3
Health Care	12.5
Consumer Discretionary	10.6
Industrials	10.1
Communication Services	7.9
Consumer Staples	6.0
Energy	3.9
Real Estate	2.9
Materials	2.5
Utilities	2.2

Asset Allocation (% of Fund's net assets)

Futures - 0.7%

Consolidated Schedule of Investments December 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	3,106,500	52,127,070
GCI Liberty, Inc. Class A (a)	264,647	3
Liberty Global Ltd. Class C	163,418	3,046,112
		55,173,185
Entertainment - 1.4%
Electronic Arts, Inc.	19,600	2,681,476
Lions Gate Entertainment Corp.:
Class A (b)(c)	89,400	974,460
Class B (b)	448,426	4,569,461
Marcus Corp. (c)	307,600	4,484,808
Netflix, Inc. (b)	218,805	106,531,778
Roku, Inc. Class A (b)	180,100	16,507,966
Sea Ltd. ADR (b)	487,400	19,739,700
Spotify Technology SA (b)	40,700	7,647,937
Take-Two Interactive Software, Inc. (b)	38,660	6,222,327
The Walt Disney Co.	748,720	67,601,929
TKO Group Holdings, Inc.	163,712	13,355,625
Warner Music Group Corp. Class A	161,700	5,787,243
		256,104,710
Interactive Media & Services - 5.6%
Alphabet, Inc. Class A (b)	4,118,800	575,355,172
Angi, Inc. (b)	2,359,432	5,874,986
IAC, Inc. (b)	15,000	785,700
Match Group, Inc. (b)	271,300	9,902,450
Meta Platforms, Inc. Class A (b)	956,525	338,571,589
Pinterest, Inc. Class A (b)	537,600	19,912,704
Snap, Inc. Class A (b)	2,081,900	35,246,567
		985,649,168
Media - 0.4%
Altice U.S.A., Inc. Class A (b)	715,600	2,325,700
Comcast Corp. Class A	273,482	11,992,186
DISH Network Corp. Class A (b)(c)	77,263	445,808
Liberty Broadband Corp.:
Class A (b)	375,753	30,300,722
Class C (b)	212,700	17,141,493
S4 Capital PLC (b)(c)	692,100	471,087
		62,676,996
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	192,738	30,901,684
TOTAL COMMUNICATION SERVICES		1,390,505,743
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.1%
Adient PLC (b)	270,845	9,847,924
Aptiv PLC (b)	133,400	11,968,648
		21,816,572
Automobiles - 1.2%
Tesla, Inc. (b)	874,410	217,273,397
Broadline Retail - 3.7%
Amazon.com, Inc. (b)	4,034,768	613,042,650
eBay, Inc.	756,816	33,012,314
Ollie's Bargain Outlet Holdings, Inc. (b)	177,759	13,490,131
		659,545,095
Distributors - 0.0%
LKQ Corp.	132,706	6,342,020
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	624,994	17,562,331
Booking Holdings, Inc. (b)	20,123	71,380,708
Caesars Entertainment, Inc. (b)	415,658	19,486,047
Churchill Downs, Inc.	279,464	37,708,078
Domino's Pizza, Inc.	82,019	33,810,692
Hilton Worldwide Holdings, Inc.	285,003	51,896,196
Marriott International, Inc. Class A	206,276	46,517,301
McDonald's Corp.	132,090	39,166,006
Penn Entertainment, Inc. (b)	262,600	6,832,852
Planet Fitness, Inc. (b)	177,407	12,950,711
Red Rock Resorts, Inc.	230,800	12,308,564
Yum! Brands, Inc. (c)	330,300	43,156,998
		392,776,484
Household Durables - 0.2%
D.R. Horton, Inc.	131,420	19,973,212
Mohawk Industries, Inc. (b)	100,757	10,428,350
Newell Brands, Inc.	88,000	763,840
		31,165,402
Specialty Retail - 1.9%
Aritzia, Inc. (b)	106,400	2,208,219
Burlington Stores, Inc. (b)	41,800	8,129,264
Five Below, Inc. (b)	109,929	23,432,466
Lowe's Companies, Inc.	480,761	106,993,361
The Home Depot, Inc.	154,834	53,657,723
TJX Companies, Inc.	1,230,976	115,477,859
Valvoline, Inc.	486,771	18,292,854
		328,191,746
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (b)	329,536	16,555,889
lululemon athletica, Inc. (b)	124,767	63,792,119
LVMH Moet Hennessy Louis Vuitton SE	12,991	10,555,670
NIKE, Inc. Class B	562,710	61,093,425
PVH Corp.	370,721	45,272,449
Tapestry, Inc.	599,861	22,080,883
		219,350,435
TOTAL CONSUMER DISCRETIONARY		1,876,461,151
CONSUMER STAPLES - 6.0%
Beverages - 2.1%
Boston Beer Co., Inc. Class A (b)	80,850	27,940,952
Brown-Forman Corp. Class B (non-vtg.)	81,100	4,630,810
Constellation Brands, Inc. Class A (sub. vtg.)	117,466	28,397,406
Diageo PLC	448,925	16,293,813
Duckhorn Portfolio, Inc. (b)	149,900	1,476,515
Keurig Dr. Pepper, Inc.	2,108,701	70,261,917
Monster Beverage Corp.	511,356	29,459,219
PepsiCo, Inc.	206,800	35,122,912
The Coca-Cola Co.	2,520,691	148,544,321
		362,127,865
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	298,300	17,566,393
BJ's Wholesale Club Holdings, Inc. (b)	154,800	10,318,968
Dollar General Corp.	160,069	21,761,381
Dollar Tree, Inc. (b)	71,900	10,213,395
Performance Food Group Co. (b)	506,202	35,003,868
Sysco Corp.	122,700	8,973,051
Target Corp.	185,700	26,447,394
Walgreens Boots Alliance, Inc.	19,500	509,145
Walmart, Inc.	278,500	43,905,525
		174,699,120
Food Products - 0.7%
Archer Daniels Midland Co.	99,700	7,200,334
Bunge Global SA	56,300	5,683,485
Conagra Brands, Inc.	177,700	5,092,882
Darling Ingredients, Inc. (b)	75,026	3,739,296
General Mills, Inc.	112,400	7,321,736
Laird Superfood, Inc. (b)	119,100	108,381
Lamb Weston Holdings, Inc.	53,200	5,750,388
Mondelez International, Inc.	580,312	42,031,998
Nomad Foods Ltd. (b)	1,059,931	17,965,830
The Hershey Co.	16,200	3,020,328
The J.M. Smucker Co.	80,400	10,160,952
The Real Good Food Co. LLC:
Class B (a)(b)	155,856	2
Class B unit (b)(d)	155,856	236,901
TreeHouse Foods, Inc. (b)	140,803	5,836,284
Tyson Foods, Inc. Class A	265,800	14,286,750
		128,435,547
Household Products - 1.3%
Colgate-Palmolive Co.	160,700	12,809,397
Energizer Holdings, Inc.	891,315	28,236,859
Kimberly-Clark Corp.	225,000	27,339,750
Procter & Gamble Co.	923,293	135,299,356
Reynolds Consumer Products, Inc.	428,726	11,507,006
The Clorox Co.	43,400	6,188,406
		221,380,774
Personal Care Products - 0.5%
Edgewell Personal Care Co. (c)	137,200	5,025,636
Estee Lauder Companies, Inc. Class A	179,200	26,208,000
Herbalife Ltd. (b)(c)	129,813	1,980,946
Kenvue, Inc.	2,597,500	55,924,175
Olaplex Holdings, Inc. (b)	1,644,100	4,176,014
		93,314,771
Tobacco - 0.4%
Altria Group, Inc.	857,367	34,586,185
British American Tobacco PLC:
(United Kingdom)	65,090	1,904,480
sponsored ADR	83,400	2,442,786
Philip Morris International, Inc.	435,353	40,958,010
		79,891,461
TOTAL CONSUMER STAPLES		1,059,849,538
ENERGY - 3.9%
Energy Equipment & Services - 0.5%
Core Laboratories, Inc.	77,000	1,359,820
Diamond Offshore Drilling, Inc. (b)	197,800	2,571,400
Expro Group Holdings NV (b)	891,400	14,191,088
Newpark Resources, Inc. (b)	272,600	1,810,064
Noble Corp. PLC	58,900	2,836,624
Schlumberger Ltd.	383,100	19,936,524
TechnipFMC PLC	700,200	14,102,028
Valaris Ltd. (b)	79,000	5,417,030
Weatherford International PLC (b)	256,300	25,073,829
		87,298,407
Oil, Gas & Consumable Fuels - 3.4%
Africa Oil Corp.	7,522,657	14,136,384
Athabasca Oil Corp. (b)	4,937,600	15,538,879
ConocoPhillips Co.	520,900	60,460,863
Eco Atlantic Oil & Gas Ltd. (b)	4,487,061	575,677
Exxon Mobil Corp.	2,681,938	268,140,161
Hess Corp.	127,175	18,333,548
Imperial Oil Ltd. (c)	920,700	52,446,652
Kosmos Energy Ltd. (b)	2,561,973	17,190,839
MEG Energy Corp. (b)	2,293,550	40,970,777
PBF Energy, Inc. Class A	123,900	5,446,644
Phillips 66 Co.	362,459	48,257,791
Shell PLC ADR	384,400	25,293,520
Valero Energy Corp.	277,586	36,086,180
		602,877,915
TOTAL ENERGY		690,176,322
FINANCIALS - 13.1%
Banks - 5.0%
AIB Group PLC	2,050,340	8,782,275
Bancorp, Inc., Delaware (b)	399,000	15,385,440
Bank of America Corp.	2,309,254	77,752,582
Bank of Ireland Group PLC	1,380,500	12,532,808
Citigroup, Inc.	343,639	17,676,790
DNB Bank ASA	647,900	13,775,163
East West Bancorp, Inc.	552,500	39,752,375
HDFC Bank Ltd.	539,300	11,042,221
JPMorgan Chase & Co.	1,773,369	301,650,067
KBC Group NV	85,433	5,538,104
KeyCorp	2,699,800	38,877,120
M&T Bank Corp.	165,649	22,707,165
Piraeus Financial Holdings SA (b)	3,343,502	11,811,389
PNC Financial Services Group, Inc.	588,400	91,113,740
Popular, Inc.	513,500	42,142,945
Starling Bank Ltd. Series D (a)(b)(e)	4,618,325	18,484,389
Sumitomo Mitsui Financial Group, Inc.	153,800	7,483,884
Truist Financial Corp.	682,400	25,194,208
Wells Fargo & Co.	2,260,271	111,250,539
		872,953,204
Capital Markets - 2.7%
Bank of New York Mellon Corp.	979,975	51,007,699
BlackRock, Inc. Class A	68,416	55,540,109
Brookfield Corp. Class A	279,239	11,203,069
Cboe Global Markets, Inc.	109,630	19,575,533
CME Group, Inc.	200,200	42,162,120
Interactive Brokers Group, Inc.	271,300	22,490,770
Lazard, Inc. Class A	358,100	12,461,880
London Stock Exchange Group PLC	100,200	11,844,797
LPL Financial	97,200	22,124,664
MarketAxess Holdings, Inc.	95,200	27,879,320
Moody's Corp.	110,300	43,078,768
Morgan Stanley	618,500	57,675,125
Northern Trust Corp.	206,600	17,432,908
Patria Investments Ltd.	898,838	13,940,977
State Street Corp.	58,800	4,554,648
StepStone Group, Inc. Class A	325,072	10,347,042
Tradeweb Markets, Inc. Class A	166,200	15,104,256
UBS Group AG	1,138,400	35,176,560
Virtu Financial, Inc. Class A	420,601	8,521,376
		482,121,621
Consumer Finance - 0.1%
NerdWallet, Inc. (b)	253,200	3,727,104
OneMain Holdings, Inc.	413,904	20,364,077
		24,091,181
Financial Services - 3.0%
Apollo Global Management, Inc.	586,362	54,643,075
Block, Inc. Class A (b)	934,200	72,260,370
Essent Group Ltd.	479,833	25,306,392
Fiserv, Inc. (b)	395,500	52,538,220
Global Payments, Inc.	292,200	37,109,400
Jumo World Holding Ltd. (a)(e)	999,839	1,659,733
Jumo World Ltd. (a)(b)	998	0
MGIC Investment Corp.	100,818	1,944,779
Mr. Cooper Group, Inc. (b)	20	1,302
Repay Holdings Corp. (b)	1,535,744	13,115,254
UWM Holdings Corp. Class A (c)	1,619,903	11,582,306
Visa, Inc. Class A	931,100	242,411,885
Voya Financial, Inc.	98,500	7,186,560
Worldline SA (b)(d)	126,662	2,202,652
		521,961,928
Insurance - 2.3%
Arthur J. Gallagher & Co.	208,158	46,810,571
Beazley PLC	2,549,067	16,960,658
Chubb Ltd.	264,867	59,859,942
Direct Line Insurance Group PLC (b)	6,321,928	14,661,978
Fairfax Financial Holdings Ltd. (sub. vtg.)	28,701	26,479,951
Globe Life, Inc.	143,705	17,491,773
Hartford Financial Services Group, Inc.	398,633	32,042,121
Marsh & McLennan Companies, Inc.	275,539	52,206,374
Progressive Corp.	299,523	47,708,023
Prudential PLC	594,962	6,712,773
Reinsurance Group of America, Inc.	141,200	22,843,336
The Travelers Companies, Inc.	158,226	30,140,471
Unum Group	759,681	34,352,775
		408,270,746
TOTAL FINANCIALS		2,309,398,680
HEALTH CARE - 12.3%
Biotechnology - 2.2%
Acelyrin, Inc. (c)	280,000	2,088,800
Allogene Therapeutics, Inc. (b)	1,000,000	3,210,000
Alnylam Pharmaceuticals, Inc. (b)	100,000	19,141,000
Ambrx Biopharma, Inc.	148,700	2,117,488
Arcellx, Inc. (b)	118,000	6,549,000
Arcus Biosciences, Inc. (b)	210,000	4,011,000
Argenx SE ADR (b)	80,000	30,434,400
Ascendis Pharma A/S sponsored ADR (b)	240,000	30,228,000
Avidity Biosciences, Inc. (b)	360,000	3,258,000
Blueprint Medicines Corp. (b)	218,000	20,108,320
Cargo Therapeutics, Inc.	350,000	8,102,500
Caris Life Sciences, Inc. (a)(b)(e)	227,063	656,212
Celldex Therapeutics, Inc. (b)	190,000	7,535,400
Cerevel Therapeutics Holdings (b)	200,000	8,480,000
Cytokinetics, Inc. (b)	500,000	41,745,000
Janux Therapeutics, Inc. (b)	160,000	1,716,800
Keros Therapeutics, Inc. (b)	120,000	4,771,200
Legend Biotech Corp. ADR (b)	360,000	21,661,200
Morphic Holding, Inc. (b)	100,000	2,888,000
Nuvalent, Inc. Class A (b)	180,000	13,246,200
Poseida Therapeutics, Inc. (b)	800,000	2,688,000
Regeneron Pharmaceuticals, Inc. (b)	108,500	95,294,465
Repligen Corp. (b)	35,500	6,382,900
Vaxcyte, Inc. (b)	400,000	25,120,000
Viridian Therapeutics, Inc. (b)	320,000	6,969,600
Xencor, Inc. (b)	330,000	7,005,900
Xenon Pharmaceuticals, Inc. (b)	260,000	11,975,600
Zentalis Pharmaceuticals, Inc. (b)	230,000	3,484,500
		390,869,485
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (b)	3,436,300	198,652,503
Edwards Lifesciences Corp. (b)	400,000	30,500,000
Glaukos Corp. (b)	263,700	20,961,513
Inspire Medical Systems, Inc. (b)	142,000	28,887,060
Insulet Corp. (b)	156,000	33,848,880
Intuitive Surgical, Inc. (b)	20,000	6,747,200
Masimo Corp. (b)	285,000	33,404,850
Outset Medical, Inc. (b)	240,000	1,298,400
Penumbra, Inc. (b)	348,500	87,661,690
PROCEPT BioRobotics Corp. (b)	175,000	7,334,250
Stryker Corp.	84,000	25,154,640
Tandem Diabetes Care, Inc. (b)	80,000	2,366,400
		476,817,386
Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc. (b)	235,000	18,273,600
agilon health, Inc. (b)	3,150,000	39,532,500
Alignment Healthcare, Inc. (b)	1,177,708	10,140,066
Centene Corp. (b)	800,000	59,368,000
Cigna Group	280,000	83,846,000
CVS Health Corp.	1,260,000	99,489,600
Humana, Inc.	33,000	15,107,730
LifeStance Health Group, Inc. (b)	2,080,000	16,286,400
Molina Healthcare, Inc. (b)	32,500	11,742,575
Privia Health Group, Inc. (b)	1,000,000	23,030,000
Surgery Partners, Inc. (b)	960,000	30,710,400
UnitedHealth Group, Inc.	396,500	208,745,355
		616,272,226
Health Care Technology - 0.2%
Evolent Health, Inc.	500,000	16,515,000
Phreesia, Inc. (b)	336,529	7,790,646
Veeva Systems, Inc. Class A (b)	54,000	10,396,080
		34,701,726
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (b)	636,075	35,594,757
Bruker Corp.	285,000	20,941,800
Danaher Corp.	618,000	142,968,120
Eden Biologics, Inc. (a)(b)	1,008,062	0
IQVIA Holdings, Inc. (b)	110,000	25,451,800
Lonza Group AG	18,500	7,799,350
Thermo Fisher Scientific, Inc.	180,000	95,542,200
West Pharmaceutical Services, Inc.	14,000	4,929,680
		333,227,707
Pharmaceuticals - 1.8%
AstraZeneca PLC (United Kingdom)	260,000	35,071,376
Chime Biologics Wuhan Co. Ltd. (a)(b)	1,008,062	525,029
Eli Lilly & Co.	274,000	159,720,080
Enliven Therapeutics, Inc. (b)	100,000	1,384,000
Merck & Co., Inc.	600,000	65,412,000
Pharvaris BV (b)	240,000	6,732,000
Royalty Pharma PLC	725,918	20,391,037
Structure Therapeutics, Inc. ADR	184,136	7,505,383
UCB SA	90,000	7,839,149
Verona Pharma PLC ADR (b)	150,000	2,982,000
		307,562,054
TOTAL HEALTH CARE		2,159,450,584
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (b)	69,000	17,824,770
HEICO Corp. Class A	131,661	18,753,793
Howmet Aerospace, Inc.	821,400	44,454,168
L3Harris Technologies, Inc.	175,610	36,986,978
Lockheed Martin Corp.	102,200	46,321,128
Northrop Grumman Corp.	60,500	28,322,470
The Boeing Co. (b)	476,200	124,126,292
TransDigm Group, Inc.	32,800	33,180,480
		349,970,079
Air Freight & Logistics - 0.3%
FedEx Corp.	212,500	53,756,125
Building Products - 0.8%
Carlisle Companies, Inc.	164,778	51,481,591
Trane Technologies PLC	383,210	93,464,919
		144,946,510
Commercial Services & Supplies - 0.6%
Cintas Corp.	94,828	57,149,042
Waste Connections, Inc. (United States)	373,272	55,718,311
		112,867,353
Construction & Engineering - 0.6%
EMCOR Group, Inc.	54,200	11,676,306
Quanta Services, Inc.	86,500	18,666,700
Willscot Mobile Mini Holdings (b)	1,490,000	66,305,000
		96,648,006
Electrical Equipment - 1.3%
AMETEK, Inc.	696,232	114,801,694
Eaton Corp. PLC	294,500	70,921,490
Nextracker, Inc. Class A	69,800	3,270,130
Regal Rexnord Corp.	151,200	22,380,624
Sunrun, Inc. (b)	45,900	901,017
Vertiv Holdings Co.	222,600	10,691,478
		222,966,433
Ground Transportation - 1.5%
CSX Corp.	1,600,378	55,485,105
Landstar System, Inc.	95,785	18,548,765
Old Dominion Freight Lines, Inc.	76,783	31,122,453
Uber Technologies, Inc. (b)	1,469,200	90,458,644
Union Pacific Corp.	262,500	64,475,250
		260,090,217
Industrial Conglomerates - 0.3%
General Electric Co.	441,500	56,348,645
Machinery - 2.4%
AGCO Corp.	293,100	35,585,271
Caterpillar, Inc.	354,183	104,721,288
Chart Industries, Inc. (b)	165,800	22,603,514
Flowserve Corp.	1,215,300	50,094,666
Fortive Corp.	645,394	47,520,360
Graco, Inc.	242,800	21,065,328
IDEX Corp.	77,971	16,928,284
ITT, Inc.	263,500	31,440,820
Parker Hannifin Corp.	150,000	69,105,000
Snap-On, Inc.	72,700	20,998,668
		420,063,199
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (c)	121,200	6,714,480
Professional Services - 0.2%
Ceridian HCM Holding, Inc. (b)	84,000	5,638,080
ExlService Holdings, Inc. (b)	446,730	13,781,621
TransUnion Holding Co., Inc.	220,195	15,129,598
		34,549,299
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	125,800	5,276,052
W.W. Grainger, Inc.	16,400	13,590,516
		18,866,568
TOTAL INDUSTRIALS		1,777,786,914
INFORMATION TECHNOLOGY - 25.8%
Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	1,009,577	30,741,620
TE Connectivity Ltd.	216,141	30,367,811
		61,109,431
IT Services - 2.0%
Capgemini SA	301,217	62,764,756
Cognizant Technology Solutions Corp. Class A	747,677	56,472,044
EPAM Systems, Inc. (b)	108,500	32,261,390
MongoDB, Inc. Class A (b)	118,000	48,244,300
Okta, Inc. (b)	325,100	29,431,303
Shopify, Inc. Class A (b)	106,725	8,313,878
Snowflake, Inc. (b)	288,800	57,471,200
Twilio, Inc. Class A (b)	631,941	47,945,364
Wix.com Ltd. (b)	34,400	4,231,888
X Holdings Corp. (a)(e)	31,890	1,011,551
		348,147,674
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (b)	362,171	53,387,627
Analog Devices, Inc.	796,361	158,125,440
ASML Holding NV (depository receipt)	14,400	10,899,648
Intel Corp.	151,800	7,627,950
Marvell Technology, Inc.	338,244	20,399,496
Microchip Technology, Inc.	413,804	37,316,845
Micron Technology, Inc.	1,331,011	113,588,479
NVIDIA Corp.	666,400	330,014,608
ON Semiconductor Corp. (b)	434,800	36,318,844
Skyworks Solutions, Inc.	140,263	15,768,366
SolarEdge Technologies, Inc. (b)(c)	322,300	30,167,280
		813,614,583
Software - 13.7%
Adobe, Inc. (b)	418,349	249,587,013
Atlassian Corp. PLC (b)	217,100	51,639,406
Autodesk, Inc. (b)	334,832	81,524,895
Bill Holdings, Inc. (b)	269,773	22,010,779
BlackLine, Inc. (b)	251,801	15,722,454
Constellation Software, Inc.	9,990	24,768,761
Constellation Software, Inc. warrants 8/22/28 (a)(b)	9,990	1
Datadog, Inc. Class A (b)	304,200	36,923,796
Elastic NV (b)	306,700	34,565,090
Five9, Inc. (b)	515,200	40,541,088
Gen Digital, Inc.	1,801,210	41,103,612
HubSpot, Inc. (b)	113,104	65,661,396
Microsoft Corp.	3,315,659	1,246,820,406
Palo Alto Networks, Inc. (b)	216,690	63,897,547
PTC, Inc. (b)	286,557	50,136,013
Salesforce, Inc. (b)	912,938	240,230,505
Tenable Holdings, Inc. (b)	883,300	40,684,798
Workday, Inc. Class A (b)	319,789	88,280,951
Workiva, Inc. (b)	275,000	27,920,750
		2,422,019,261
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	4,744,232	913,406,987
TOTAL INFORMATION TECHNOLOGY		4,558,297,936
MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	58,489	16,014,288
Cabot Corp.	155,600	12,992,600
Celanese Corp. Class A	121,200	18,830,844
Chemtrade Logistics Income Fund	695,480	4,471,899
Corteva, Inc.	279,400	13,388,848
Dow, Inc.	470,300	25,791,252
DuPont de Nemours, Inc.	116,907	8,993,656
Ecolab, Inc.	26,900	5,335,615
Ecovyst, Inc. (b)	179,400	1,752,738
Element Solutions, Inc.	244,100	5,648,474
Koppers Holdings, Inc.	55,600	2,847,832
Linde PLC	214,800	88,220,508
LyondellBasell Industries NV Class A	138,500	13,168,580
Nutrien Ltd.	70,200	3,954,892
Olin Corp.	183,484	9,898,962
Orion SA	108,100	2,997,613
Quaker Houghton	7,600	1,621,992
Sherwin-Williams Co.	42,700	13,318,130
The Chemours Co. LLC	527,500	16,637,350
The Mosaic Co.	204,500	7,306,785
Tronox Holdings PLC	786,800	11,141,088
Westlake Corp.	72,700	10,175,092
		294,509,038
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	17,122	8,542,337
Vulcan Materials Co.	36,600	8,308,566
		16,850,903
Containers & Packaging - 0.2%
Aptargroup, Inc.	92,400	11,422,488
Avery Dennison Corp.	46,100	9,319,576
Crown Holdings, Inc.	70,595	6,501,094
Greif, Inc. Class A	136,100	8,926,799
		36,169,957
Metals & Mining - 0.5%
Alcoa Corp.	29,600	1,006,400
Arch Resources, Inc.	15,500	2,572,070
Commercial Metals Co.	106,756	5,342,070
First Quantum Minerals Ltd.	382,380	3,131,069
Franco-Nevada Corp.	50,500	5,593,664
Freeport-McMoRan, Inc.	649,600	27,653,472
Ivanhoe Mines Ltd. (b)	702,500	6,812,667
Nucor Corp.	115,700	20,136,428
Steel Dynamics, Inc.	66,700	7,877,270
Teck Resources Ltd. Class B	135,800	5,740,266
Wheaton Precious Metals Corp.	67,600	3,334,978
		89,200,354
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	13,400	949,122
TOTAL MATERIALS		437,679,374
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	79,300	10,052,861
American Tower Corp.	111,804	24,136,248
Americold Realty Trust	494,900	14,980,623
Crown Castle International Corp.	405,500	46,709,545
CubeSmart	703,215	32,594,015
Digital Realty Trust, Inc.	147,800	19,890,924
Douglas Emmett, Inc.	221,800	3,216,100
Equinix, Inc.	49,000	39,464,110
Equity Lifestyle Properties, Inc.	261,600	18,453,264
Essex Property Trust, Inc.	107,759	26,717,766
Four Corners Property Trust, Inc.	653,003	16,520,976
Lamar Advertising Co. Class A	101,500	10,787,420
Mid-America Apartment Communities, Inc.	205,300	27,604,638
NETSTREIT Corp.	231,392	4,130,347
NNN (REIT), Inc.	244,300	10,529,330
Omega Healthcare Investors, Inc.	451,700	13,849,122
Prologis (REIT), Inc.	493,551	65,790,348
Ryman Hospitality Properties, Inc.	130,100	14,318,806
SITE Centers Corp.	1,749,600	23,847,048
Tanger Factory Outlet Centers, Inc.	279,800	7,756,056
Terreno Realty Corp.	163,100	10,221,477
Ventas, Inc.	622,600	31,030,384
		472,601,408
Real Estate Management & Development - 0.2%
CoStar Group, Inc. (b)	120,500	10,530,495
Doma Holdings, Inc. Class A (b)(c)	169,561	785,067
Jones Lang LaSalle, Inc. (b)	134,620	25,425,679
		36,741,241
TOTAL REAL ESTATE		509,342,649
UTILITIES - 2.2%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	194,000	15,756,680
Constellation Energy Corp.	129,371	15,122,176
Duke Energy Corp.	328,500	31,877,640
Edison International	281,379	20,115,785
Entergy Corp.	165,000	16,696,350
Evergy, Inc.	162,200	8,466,840
Eversource Energy	183,300	11,313,276
FirstEnergy Corp.	408,579	14,978,506
Fortum Corp.	75,900	1,094,295
IDACORP, Inc.	19,300	1,897,576
NextEra Energy, Inc.	903,917	54,903,919
NRG Energy, Inc.	49,724	2,570,731
PG&E Corp.	1,632,806	29,439,492
Pinnacle West Capital Corp.	42,900	3,081,936
PPL Corp.	580,400	15,728,840
Southern Co.	466,055	32,679,777
		275,723,819
Gas Utilities - 0.0%
UGI Corp.	112,300	2,762,580
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class A	44,888	1,148,235
Energy Harbor Corp. (b)	72,800	5,860,400
NextEra Energy Partners LP	109,198	3,320,711
Sunnova Energy International, Inc. (b)(c)	145,300	2,215,825
The AES Corp.	459,000	8,835,750
Vistra Corp.	198,178	7,633,817
		29,014,738
Multi-Utilities - 0.4%
Consolidated Edison, Inc.	62,800	5,712,916
DTE Energy Co.	87,400	9,636,724
NiSource, Inc.	482,502	12,810,428
Public Service Enterprise Group, Inc.	194,056	11,866,524
Sempra	454,506	33,965,233
		73,991,825
Water Utilities - 0.0%
American Water Works Co., Inc.	18,305	2,416,077
Essential Utilities, Inc.	94,600	3,533,310
		5,949,387
TOTAL UTILITIES		387,442,349
TOTAL COMMON STOCKS (Cost $10,730,921,205)		17,156,391,240

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series F (a)(b)(e)	236,672	7,890,644

FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd.:
Series E(a)(b)(e)	388,096	9,465,661
Series F(a)(b)(e)	160,054	3,903,717
Saluda Medical, Inc. Series E (a)(e)	301,188	2,460,706
		15,830,084
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Asimov, Inc. Series B (a)(b)(e)	35,044	1,579,784
Caris Life Sciences, Inc. Series D (a)(b)(e)	1,077,331	3,113,487
Cleerly, Inc. Series C (a)(b)(e)	411,426	4,451,629
Element Biosciences, Inc. Series C (a)(b)(e)	195,016	2,923,290
ElevateBio LLC Series C (a)(b)(e)	626,000	1,996,940
Inscripta, Inc. Series E (a)(b)(e)	423,474	1,545,680
		15,610,810
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(e)	416,172	2,463,738

Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(b)(e)	67,586	3,244,128
Series E1(a)(b)(e)	14,822	711,456
Omada Health, Inc. Series E (a)(b)(e)	597,550	2,533,612
Wugen, Inc. Series B (a)(b)(e)	155,150	879,701
		7,368,897
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (a)(b)(e)	1,112,588	1,234,973

TOTAL HEALTH CARE		26,678,418

TOTAL CONVERTIBLE PREFERRED STOCKS		50,399,146
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Thriveworks TopCo LLC Series B (a)(b)(e)(f)	141,317	1,640,690

TOTAL PREFERRED STOCKS (Cost $77,351,262)		52,039,836

Corporate Bonds - 0.1%
	Principal Amount (g)	Value ($)
Convertible Bonds - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Affirm Holdings, Inc. 0% 11/15/26	10,003,000	8,177,453

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (a)(e)	7,721,395	7,712,129

TOTAL CORPORATE BONDS (Cost $14,844,055)		15,889,582

U.S. Treasury Obligations - 0.0%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.26% to 5.31% 2/29/24 to 3/28/24 (h) (Cost $6,216,207)	6,290,000	6,217,243

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (i)	334,523,898	334,590,803
Fidelity Securities Lending Cash Central Fund 5.40% (i)(j)	73,809,318	73,816,699
TOTAL MONEY MARKET FUNDS (Cost $408,407,501)		408,407,502

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,237,740,230)	17,638,945,403
NET OTHER ASSETS (LIABILITIES) - 0.0%	(276,112)
NET ASSETS - 100.0%	17,638,669,291

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	498	Mar 2024	120,018,000	911,717	911,717

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Level 3 security
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,439,553 or 0.0% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,563,850 or 0.5% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,217,243.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,587,915

Aledade, Inc. Series E1	5/20/22	738,349

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	7,721,395

Asimov, Inc. Series B	10/29/21	3,247,902

Caris Life Sciences, Inc.	10/06/22	1,271,553

Caris Life Sciences, Inc. Series D	5/11/21	8,726,381

Circle Internet Financial Ltd. Series E	5/11/21	6,298,800

Circle Internet Financial Ltd. Series F	5/09/22	6,744,676

Cleerly, Inc. Series C	7/08/22	4,846,845

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,910,953

Element Biosciences, Inc. Series C	6/21/21	4,008,885

ElevateBio LLC Series C	3/09/21	2,626,070

Galvanize Therapeutics Series B	3/29/22	1,926,207

Inscripta, Inc. Series E	3/30/21	3,739,275

Jumo World Holding Ltd.	9/06/23	999,839

Omada Health, Inc. Series E	12/22/21	3,582,432

Reddit, Inc. Series F	8/11/21	14,625,004

Saluda Medical, Inc. Series E	4/06/23	2,431,732

Starling Bank Ltd. Series D	6/18/21	8,257,037

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	4,060,362

Wugen, Inc. Series B	7/09/21	1,203,173

X Holdings Corp.	10/27/21	2,390,803

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	205,039,854	1,892,307,038	1,762,756,090	5,047,344	-	1	334,590,803	0.7%
Fidelity Securities Lending Cash Central Fund 5.40%	65,705,738	348,059,741	339,948,780	301,036	-	-	73,816,699	0.3%
Total	270,745,592	2,240,366,779	2,102,704,870	5,348,380	-	1	408,407,502

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,398,396,387	1,390,505,740	-	7,890,647
Consumer Discretionary	1,876,461,151	1,865,905,481	10,555,670	-
Consumer Staples	1,059,849,538	1,041,651,243	18,198,293	2
Energy	690,176,322	690,176,322	-	-
Financials	2,326,869,454	2,223,660,260	65,594,298	37,614,896
Health Care	2,186,129,002	2,115,398,617	42,870,726	27,859,659
Industrials	1,777,786,914	1,777,786,914	-	-
Information Technology	4,558,297,936	4,557,286,384	-	1,011,552
Materials	437,679,374	437,679,374	-	-
Real Estate	509,342,649	509,342,649	-	-
Utilities	387,442,349	387,442,349	-	-

Corporate Bonds	15,889,582	-	8,177,453	7,712,129

U.S. Government and Government Agency Obligations	6,217,243	-	6,217,243	-

Money Market Funds	408,407,502	408,407,502	-	-
Total Investments in Securities:	17,638,945,403	17,405,242,835	151,613,683	82,088,885

Net Unrealized Depreciation on Unfunded Commitments	(135,293)	-	(135,293)	-
Total	(135,293)	-	(135,293)	-
Derivative Instruments: Assets
Futures Contracts	911,717	911,717	-	-
Total Assets	911,717	911,717	-	-
Total Derivative Instruments:	911,717	911,717	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	911,717	0
Total Equity Risk	911,717	0
Total Value of Derivatives	911,717	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $70,864,439) - See accompanying schedule:
Unaffiliated issuers (cost $10,829,332,729)	$17,230,537,901
Fidelity Central Funds (cost $408,407,501)	408,407,502

Total Investment in Securities (cost $11,237,740,230)		$17,638,945,403
Cash		146,447
Foreign currency held at value (cost $957,125)		1,004,434
Receivable for investments sold		35,978,149
Receivable for fund shares sold		50,609,505
Dividends receivable		12,030,802
Interest receivable		102,134
Distributions receivable from Fidelity Central Funds		1,076,050
Other receivables		58,554
Total assets		17,739,951,478
Liabilities
Payable for investments purchased	$24,601,575
Unrealized depreciation on unfunded commitments	135,293
Payable for fund shares redeemed	2,150,260
Payable for daily variation margin on futures contracts	305,025
Other payables and accrued expenses	273,335
Collateral on securities loaned	73,816,699
Total Liabilities		101,282,187
Net Assets		$17,638,669,291
Net Assets consist of:
Paid in capital		$11,164,232,932
Total accumulated earnings (loss)		6,474,436,359
Net Assets		$17,638,669,291
Net Asset Value, offering price and redemption price per share ($17,638,669,291 ÷ 142,550,213 shares)		$123.74
Consolidated Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$98,074,068
Interest		612,284
Income from Fidelity Central Funds (including $301,036 from security lending)		5,348,380
Total Income		104,034,732
Expenses
Custodian fees and expenses	$66,363
Independent trustees' fees and expenses	46,664
Total Expenses		113,027
Net Investment income (loss)		103,921,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	470,646,242
Foreign currency transactions	10,330
Futures contracts	(2,109,332)
Total net realized gain (loss)		468,547,240
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $232,936)	895,954,946
Fidelity Central Funds	1
Unfunded commitments	(135,293)
Assets and liabilities in foreign currencies	91,905
Futures contracts	250,301
Total change in net unrealized appreciation (depreciation)		896,161,860
Net gain (loss)		1,364,709,100
Net increase (decrease) in net assets resulting from operations		$1,468,630,805
Consolidated Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,921,705	$217,514,621
Net realized gain (loss)	468,547,240	700,450,915
Change in net unrealized appreciation (depreciation)	896,161,860	2,200,043,614
Net increase (decrease) in net assets resulting from operations	1,468,630,805	3,118,009,150
Distributions to shareholders	(967,497,109)	(445,588,465)

Affiliated share transactions
Proceeds from sales of shares	415,469,456	428,911,043
Reinvestment of distributions	967,497,109	445,588,465
Cost of shares redeemed	(944,887,876)	(3,480,179,601)

Net increase (decrease) in net assets resulting from share transactions	438,078,689	(2,605,680,093)
Total increase (decrease) in net assets	939,212,385	66,740,592

Net Assets
Beginning of period	16,699,456,906	16,632,716,314
End of period	$17,638,669,291	$16,699,456,906

Other Information
Shares
Sold	3,421,742	3,996,159
Issued in reinvestment of distributions	8,149,457	4,154,208
Redeemed	(7,899,528)	(31,903,995)
Net increase (decrease)	3,671,671	(23,753,628)

Consolidated Financial Highlights
Fidelity® U.S. Equity Central Fund

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$120.25	$102.27	$132.73	$100.00
Income from Investment Operations
Net investment income (loss) B,C	.76	1.47	1.41	1.05
Net realized and unrealized gain (loss)	9.96	19.57	(19.85)	33.21
Total from investment operations	10.72	21.04	(18.44)	34.26
Distributions from net investment income	(.96)	(1.52)	(1.38)	(.87)
Distributions from net realized gain	(6.27)	(1.54)	(10.64)	(.66)
Total distributions	(7.23)	(3.06)	(12.02)	(1.53)
Net asset value, end of period	$123.74	$120.25	$102.27	$132.73
Total Return D,E	9.19%	20.95%	(15.73)%	34.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-% I
Expenses net of fee waivers, if any H	-% I	-%	-%	-% I
Expenses net of all reductions H	-% I	-%	-%	-% I
Net investment income (loss)	1.27% I	1.34%	1.10%	1.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$17,638,669	$16,699,457	$16,632,716	$28,240,621
Portfolio turnover rate J	39% I	31%	34% K	47% I,L

AFor the period September 18, 2020 (commencement of operations) through June 30, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LThe portfolio turnover rate does not include the assets acquired in the merger.

 Notes to Consolidated Financial Statements(Unaudited)
For the period ended December 31, 2023

1. Organization.
Fidelity U.S. Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2023 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,742,446,228
Gross unrealized depreciation	(397,021,985)
Net unrealized appreciation (depreciation)	$6,345,424,243
Tax cost	$11,294,432,877

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

	Investment to be Acquired	Shares	Commitment Amount
Fidelity U.S. Equity Central Fund	Lions Gate Entertainment Corp.	218,214	$2,101,401

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity U.S. Equity Central Fund	1,640,690.01

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Equity Central Fund	3,177,432,591	3,814,642,945
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity U.S. Equity Central Fund	$48,789

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Equity Central Fund	151,877,382	218,022,262	25,803,192

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity U.S. Equity Central Fund	16,676

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Equity Central Fund	$31,055	$5,821	$50,644
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period- C July 1, 2023 to December 31, 2023

Fidelity® U.S. Equity Central Fund	0.0014%
Actual		$ 1,000	$ 1,091.90	$ .01
Hypothetical-B		$ 1,000	$ 1,025.13	$ .01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity U.S. Equity Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Directors), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9900194.103
USE-SANN-0224

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)                        Not applicable.

(b)                        Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 22, 2024